Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
Revenue from Contracts with Customers
The Company derives revenue from the sale or license of (i) multi-client and proprietary data, imaging services and E&P Advisors consulting services within its E&P Technology & Services segment; (ii) seismic data acquisition systems and other seismic equipment and (iii) seismic command and control software systems and software solutions for operations management within its Operations Optimization segment. All revenues of the E&P Technology & Services segment and the services component of revenues for the Optimization Software & Services group as part of the Operations Optimization segment are classified as services revenues. All other revenues are classified as product revenues.
The Company uses a five-step model to determine proper revenue recognition from customer contracts. Revenue is recognized when (i) a contract is approved by all parties; (ii) the goods or services promised in the contract are identified; (iii) the consideration the Company expects to receive in exchange for the goods or services promised is determined; (iv) the consideration is allocated to the goods and services in the contract; and (v) control of the promised goods or services is transferred to the customer. The Company does not disclose the value of contractual future performance obligations such as backlog with an original expected length of one year or less within the footnotes.
Multi-client and Proprietary Surveys, Imaging Services and E&P Advisors Services - As multi-client seismic surveys are being designed, acquired or processed (the “New Venture” phase), the Company enters into non-exclusive licensing arrangements with its customers, who pre-fund or underwrite these programs in part. License revenues from these surveys are recognized during the New Venture phase as the seismic data is acquired and/or processed on a proportionate basis as work is performed and control is transferred to the customer. Under this method, the Company recognizes revenue based upon quantifiable measures of progress, such as kilometers acquired or surveys of performance completed to date. Upon completion of a multi-client seismic survey, it is considered “on-the-shelf,” and licenses to the survey data are granted to customers on a non-exclusive basis.
The Company also performs seismic surveys, imaging and other services under contracts with specific customers, whereby the seismic data is owned by those customers. The Company recognizes revenue as the seismic data is acquired and/or processed on a proportionate basis as work is performed. The Company uses quantifiable measures of progress consistent with its multi-client seismic surveys.
Acquisition Systems and Other Seismic Equipment - For sales of seismic data acquisition systems and other seismic equipment, the Company recognizes revenue when control of the goods has transferred to the customer. Transfer of control generally occurs when (i) the Company has a present right to payment; (ii) the customer has legal title to the asset; (iii) the Company has transferred physical possession of the asset; and (iv) the customer has significant rewards of ownership; or (v) the customer has accepted the asset.
Software - Licenses for the Company’s navigation, survey design and quality control software systems provide the customer with a right to use the software. The Company offers usage-based licenses under which it receives a monthly fee based on the number of vessels and licenses used. For these usage-based licenses, revenue is recognized as the performance obligations are performed over the contract term, which is generally two to five years. In addition to usage-based licenses, the Company offers perpetual software licenses as it exists when made available to the customer. Revenue from these licenses is recognized upfront at the point in time when the software is made available to the customer.
These arrangements generally include the Company providing related services, such as training courses, engineering services and annual software maintenance. The Company allocates consideration to each element of the arrangement based upon directly observable or estimated standalone selling prices. Revenue is recognized for these services as control transfers to the customer over time.
Revenue by Segment and Geographic Area
See Footnote 2 “Segment Information” of Footnotes to Consolidated Financial Statements for revenue by segment and revenue by geographic area for the years ended December 31, 2018, 2017 and 2016. In 2018, the Company had two customers with sales that each exceeded 10% of the consolidated net revenues. Revenues related to these customers are included within the E&P Technology & Services segment. In 2017, the Company had one customer with sales that exceeded 10% of the consolidated net revenues and revenues related to this customer are included within the E&P Technology & Services segment. No single customer represented 10% or more of the consolidated net revenues for 2016.
Unbilled Receivables
Unbilled receivables relate to revenues recognized on multi-client surveys, imaging services and Devices equipment repairs on a proportionate basis, and on licensing of multi-client data libraries for which invoices have not yet been presented to the customer. The following table is a summary of unbilled receivables (in thousands):

	December 31,
	2018	2017
New Venture	$38,430	$33,183
Imaging Services	5,075	4,121
Devices	527	—
Total	$44,032	$37,304

The changes in unbilled receivables were as follows (in thousands):

Unbilled receivables at December 31, 2017	$37,304
Recognition of unbilled receivables	153,611
Revenues billed to customers	(146,883)
Unbilled receivables at December 31, 2018	$44,032

Deferred Revenue
Billing practices are governed by the terms of each contract based upon achievement of milestones or pre-agreed schedules. Billing does not necessarily correlate with revenue recognized on a proportionate basis as work is performed and control is transferred to the customer. Deferred revenue represents cash received in excess of revenue not yet recognized as of the reporting period, but will be recognized in future periods. The following table is a summary of deferred revenues (in thousands):

	December 31,
	2018	2017
New Venture	$5,797	$6,548
Imaging Services	307	676
Devices	626	633
Optimization Software & Services	980	1,053
Total	$7,710	$8,910

The changes in deferred revenues were as follows (in thousands):

Deferred revenue at December 31, 2017	$8,910
Cash collected in excess of revenue recognized	25,234
Recognition of deferred revenue (a)	(26,434)
Deferred revenue at December 31, 2018	$7,710
(a)    The majority of deferred revenue recognized relates to Company’s Ventures group.
The Company expects to recognize all deferred revenue within the next 12 months.